Submission	Dec. 02, 2024
Submission [Line Items]
Central Index Key	0001034563
Registrant Name	ICAHN ENTERPRISES HOLDINGS L.P.
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES